Allianz Life Insurance Company of North America Corporate Legal 5701 Golden Hills Drive Minneapolis, MN 55416-1297 Telephone: 763-765-7453 Erik.Nelson@allianzlife.com www.allianzlife.com

Erik Nelson
Associate General Counsel, Senior Counsel

April 20, 2021
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re:    Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Initial Filing, Form N-4
Registration Statement No. 333-
Mr. Cowan:
Enclosed for filing please find an initial Registration Statement on Form N-4 which is filed pursuant to the Securities Act of 1933 ("1933 Act") and as amendment No. 548 pursuant to the Investment Company Act of 1940 ("1940 Act"). The purpose of the initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage Income, File No. 333-222815). The primary differences between the existing and updated versions are:  (i) removal of the withdrawal charge and addition of a market value adjustment; (ii) different annuity options; (iii) the Income Benefit includes a new Income Multiplier Benefit for no additional fee that can increase the annual maximum Income Payment if an owner requires care; (iv) the Income Benefit cannot be removed from the contract after issue; and (v) provisions for the withdrawal investment advisory fees.
The separate account is already registered under the 1940 Act (File No. 811-05618). The prospectus is also being filed on Form S-1 to register the index option component of the product. The prospectus filed herewith is substantially identical to the prospectus filed on Form S-1.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-7453.
Sincerely,
Allianz Life Insurance Company of North America

               /s/ Erik T. Nelson
By:            ________________________________________________________________________
            Erik T. Nelson
            Associate General Counsel, Senior Counsel
            cc: Samantha Rawleigh